CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 1,411,602	$ 1,116,128
Marketable securities	50,004	0
Accounts receivable - net of allowance for credit losses of $296 and $318 as of December 31, 2024, and 2023, respectively	25,804	17,911
Prepaid expenses and other current assets	44,836	39,103
Total current assets	1,532,246	1,173,142
Property and equipment, net	41,576	37,418
Operating lease right-of-use assets	94,703	62,280
Other long-term assets	16,983	2,816
Total long-term assets	153,262	102,514
Total assets	1,685,508	1,275,656
CURRENT LIABILITIES:
Accounts payable	35,611	24,837
Accrued expenses and other current liabilities	171,040	106,691
Deferred revenue	339,951	266,284
Operating lease liabilities, current	29,013	18,201
Total current liabilities	575,615	416,013
Operating lease liabilities, non-current	77,023	42,946
Deferred revenue, non-current	2,639	3,189
Total liabilities	655,277	462,148
COMMITMENTS AND CONTINGENCIES (NOTE 10)
SHAREHOLDERS’ EQUITY:
Ordinary shares, no par value – Authorized: 99,999,999 as of December 31, 2024, and 2023; Issued and Outstanding: 50,773,337 and 48,923,903 as of December 31, 2024, and 2023, respectively	0	0
Founders’ shares, no par value: Authorized: 1 share as of December 31, 2024, and 2023; Issued and Outstanding: 1 share as of December 31, 2024, and 2023	0	0
Additional paid-in capital	1,579,074	1,388,108
Accumulated other comprehensive income	3,189	9,804
Accumulated deficit	(552,032)	(584,404)
Total shareholders’ equity	1,030,231	813,508
Total liabilities, and shareholders’ equity	$ 1,685,508	$ 1,275,656